Debt	6 Months Ended
Jun. 30, 2023
Debt
Debt

Note 9 – Debt

Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). As at June 30, 2023, no amounts were drawn from the Corporate Revolver. The Company has three standby letters of credit in the amount of $19.3 million (C$25.5 million) against the Corporate Revolver in relation to the audit by the CRA of its 2013-2015 taxation years, as referenced in Note 21. These standby letters of credit reduce the available balance under the Corporate Revolver.